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THE GCG TRUST


                             PROSPECTUS SUPPLEMENT

                            DATED DECEMBER 29, 2000

                          SUPPLEMENT TO THE PROSPECTUS
                             DATED MAY 1, 2000 FOR
                                 THE GCG TRUST


                           _________________________

You should keep this supplement with your Prospectus.

The following information replaces all but the first paragraph of the "More on the Portfolio Manager" section's discussion of investment personnel for the Strategic Equity Series in the "Description of the Portfolios" section of the prospectus.

Name                    Position and Recent Business Experience
-----                   ---------------------------------------
Robert M. Kippes        Senior Portfolio Manager

                        Mr. Kippes has been associated with AIM Capital since 1989.

Kenneth A. Zschappel    Senior Portfolio Manager

                        Mr. Zschapple has been associated with AIM Capital and/ or its affiliates since 1990.

Ryan E. Crane           Portfolio Manager

                        Mr. Crane has been associated with AIM Capital since
                        1994.

Jay K. Rushin           Portfolio Manager

                        Mr. Rushin has been associated with AIM Capital from 1998 to the present and 1994 to 1996. During the period of 1996 to 1998, Mr. Rushin worked as an associate equity analyst at Prudential Securities.

AIM Capital Management, Inc. also manages the Capital Appreciation Portfolio.







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